Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000200587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Large Cap Portfolio
C000020606
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio
C000248008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macro Strategies Portfolio
C000020610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Company Growth Portfolio
C000020611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Company Value Portfolio
C000020629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class
C000020605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined International Developed Markets Portfolio
C000020607
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Portfolio
Without Sales Load [Member] | C000200587
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%		16.92%	12.68%
Without Sales Load [Member] | C000020606
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%		15.66%		9.68%
Without Sales Load [Member] | C000248008
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%	1.65%
Without Sales Load [Member] | C000020610
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.90%)		8.64%		6.34%
Without Sales Load [Member] | C000020611
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.96%)		13.51%		6.66%
Without Sales Load [Member] | C000020629
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%		(0.26%)		1.68%
Without Sales Load [Member] | C000020605
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%		12.46%		6.43%
Without Sales Load [Member] | C000020607
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%		4.31%		3.41%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.59%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%		11.68%
ALLSPRING Index: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	8.12%	5.62%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%		11.68%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%		11.68%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)		1.54%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	11.93%		10.09%		4.83%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%		11.68%
ALLSPRING Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.94%		15.42%	12.12%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.55%		13.00%		8.36%
ALLSPRING Index: Macro Strategies Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macro Strategies Blended Index
Average Annual Return, Percent	8.49%	5.32%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	2.42%		7.60%		6.39%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(0.68%)		11.74%		5.87%
ALLSPRING Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	12.57%		11.37%		5.45%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	9.76%		2.95%		3.01%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		(0.67%)		1.54%